Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Accounts Receivable, Net
	As of March 31,
	2019	2018

Accounts receivable	$3,875,548	$1,153,360
Less: allowance for doubtful accounts	-	-
	$3,875,548	$1,153,360